LEASES	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Leases [Abstract]
LEASES

NOTE 6 – LEASES

Operating leases

We have operating leases for office space and office equipment. Many leases include one or more options to renew, some of which include options to extend the leases for a long-term period, and some leases include options to terminate the leases within 30 days. In certain of our lease agreements, the rental payments are adjusted periodically to reflect actual charges incurred for capital area maintenance, utilities, inflation and/or changes in other indexes.

	March 31,	September 30,
	2022	2021
Short term portion	$146,979	$167,101
Long term portion	14,775	75,530
Total lease liability	$161,754	$242,631

Maturity analysis under these lease agreements are as follows:

2022	$158,212
2023	18,792
Total undiscounted cash flows	177,004
Less: 10% Present value discount	(15,250)
Lease liability	$161,754

	Six months ended March 31,
	2022	2021
Operating lease expense	$88,888	$88,888
Short-term lease expense	4,200	2,603
Total lease expense	$93,088	$91,491

Operating lease expense is included in selling, general and administration expenses in the consolidated statement of operations.

For the six months ended March 31, 2022, cash payments against lease liabilities totaled $45,238, accretion on lease liability of $5,889.

For the six months ended March 31, 2021, cash payments against lease liabilities totaled $91,652, accretion on lease liability of $10,775.

Weighted-average remaining lease term and discount rate for operating leases are as follows:

Weighted-average remaining lease term	0.96 years
Weighted-average discount rate	10%

NOTE 9 – LEASES

Operating leases

The Company has operating leases for office space and office equipment. Many leases include one or more options to renew, some of which include options to extend the leases for a long-term period, and some leases include options to terminate the leases within 30 days. In certain of the Company’s lease agreements, the rental payments are adjusted periodically to reflect actual charges incurred for capital area maintenance, utilities, inflation and/or changes in other indexes.

Lease liability is summarized below:

	September 30,	September 30,
	2021	2020
Short term portion	$167,101	$139,858
Long term portion	75,530	248,540
Total lease liability	$242,631	$388,398

Maturity analysis under these lease agreements are as follows:

2022	$184,480
2023	84,175
Total undiscounted cash flows	268,656
Less: 10% Present value discount	(26,025)
Lease liability	$242,631

Lease expense for the twelve months ended September 30, 2021, and 2020, was comprised of the following:

	Twelve months ended
	September 30,	September 30,
	2021	2020
Operating lease expense	$177,777	$169,029
Short-term lease expense	8,400	3,250
Total lease expense	$186,177	$172,279

Operating lease expense is included in selling, general and administration expenses in the consolidated statement of operations.

For the twelve months ended September 30, 2021, cash payments against lease liabilities totaled $179,089, accretion on lease liability of $32,936.

For the twelve months ended September 30, 2020, cash payments against lease liabilities totaled $165,550, accretion on lease liability of $42,755.

Weighted-average remaining lease term and discount rate for operating leases are as follows:

Weighted-average remaining lease term	1.44 years
Weighted-average discount rate	10%